Details of Significant Accounts - Revenue, schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue from external customer contracts	$ 69,154	$ 60,202	$ 53,505
At a point in time
Revenue
Revenue from external customer contracts	7,487	6,117	7,588
Over time
Revenue
Revenue from external customer contracts	61,667	54,085	45,917
United States
Revenue
Revenue from external customer contracts	25,978	25,142	24,992
United States | At a point in time
Revenue
Revenue from external customer contracts	3,275	2,751	4,380
United States | Over time
Revenue
Revenue from external customer contracts	22,703	22,391	20,612
Americas_ Others
Revenue
Revenue from external customer contracts	8,285	6,669	4,937
Americas_ Others | At a point in time
Revenue
Revenue from external customer contracts	156	119	1
Americas_ Others | Over time
Revenue
Revenue from external customer contracts	8,129	6,550	4,936
Europe
Revenue
Revenue from external customer contracts	20,284	16,586	13,777
Europe | At a point in time
Revenue
Revenue from external customer contracts	1,717	1,116	1,555
Europe | Over time
Revenue
Revenue from external customer contracts	18,567	15,470	12,222
Asia-Pacific
Revenue
Revenue from external customer contracts	12,021	10,109	8,553
Asia-Pacific | At a point in time
Revenue
Revenue from external customer contracts	2,250	1,858	1,530
Asia-Pacific | Over time
Revenue
Revenue from external customer contracts	9,771	8,251	7,023
Others
Revenue
Revenue from external customer contracts	2,586	1,696	1,246
Others | At a point in time
Revenue
Revenue from external customer contracts	89	273	122
Others | Over time
Revenue
Revenue from external customer contracts	$ 2,497	$ 1,423	$ 1,124